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Advisors Capital Tactical Fixed Income Fund
Summary Section – Advisors Capital Tactical Fixed Income Fund Investment Objective
The Advisors Capital Tactical Fixed Income Fund (the "Fund") seeks total return with capital preservation as a secondary objective.
Fees and Expenses of the Fund
The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Advisors Capital Tactical Fixed Income Fund
Management Fees	1.69%
Distribution 12b-1 Fees	0.30%
Acquired Fund Fees and Expenses	0.30%	[1]
Total Annual Fund Operating Expenses	2.29%
[1]	Based on estimated amounts for the current fiscal year.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Advisors Capital Tactical Fixed Income Fund | USD ($)	232	715

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Principal Investment Strategy of the Fund

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in fixed-income securities. The Fund defines fixed-income securities as fixed or floating rate cash equivalents, debt instruments, preferred stock, and exchange-traded funds ("ETFs") that primarily invest in the preceding instruments. Fixed income securities are selected without restriction as to maturity, credit quality (including high yield or junk bonds), currency, issuer country or capitalization. However, preferred stocks are limited to 30% of the Fund's portfolio. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor primarily employs a fund-of-funds strategy by using ETFs.

The Sub-Advisor seeks total return with capital preservation as a secondary objective by employing an opportunistic and unconstrained investment strategy to access the what it believes to be the most attractive total return opportunities based on prevailing market conditions. However, the Fund will comply with its 80% investment policy. Unconstrained is intended to allow for a broad spectrum of investment instruments, not limited to investment grade, high yield, corporates or preferred stocks. Prevailing market conditions refers to the current market environment including, but not limited to such factors to as interest rates, credit spreads and the macroeconomic outlook. The Sub-Advisor conducts a macro environment analysis before reviewing fundamental research and applying proprietary internal value screens for potential investments, including a credit analysis screen.

The Sub-Advisor's ongoing review process focuses on:

•	Continuous review of global macro environment
•	Position specific evaluations
•	Assessment of composite volatility and portfolio returns

To maintain the secondary investment objective of capital preservation, the Sub-Advisor may invest in cash equivalents and/or any other security or ETF with similar capital preservation characteristics at the Sub-Advisor's discretion. The Sub-Advisor is unconstrained in the allocation to such investments and may invest up to 100% of the portfolio in such "defensive" positions. The Sub-Advisor may also invest up to 20% of the Fund's assets in inverse ETFs in an effort to hedge risks such as interest rate risk. Inverse funds are designed to deliver performance opposite of that of a benchmark index.

The Sub-Advisor sells securities when it believes they are not consistent with the primary and/or secondary investment objective as discussed above. The Sub-Advisor may engage in frequent trading to achieve the Fund's investment objective, which may result in turnover in excess of 100%.

The Principal Risks of Investing in the Fund

Fixed Income Securities Risk. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Fixed income securities are also subject to credit risk, extension risk and prepayment risk.

Exchange Traded Funds Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) the ETF. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the ETF's underlying index or benchmark (if any) does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Foreign Risk. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Hedging Risk. The Sub-Advisor's hedging techniques using inverse ETFs may not be effective as an inverse ETF may not fully offset the price decline of a security or group of securities held in the Fund’s portfolio.

High-Yield Securities ("Junk Bond") Risk. The Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds' ability to sell these securities (liquidity risk).

Limited History of Operations Risk. The Fund is recently formed. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Preferred Stock Risk. To the extent that the Fund invests in shares of preferred stock, the Fund may be subject to additional risks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of an issuer's assets. Shareholders may suffer a loss of value if dividends are not paid. Shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Performance History

Past performance (before and after taxes) of the Fund is no guarantee of how it will perform in the future. Past performance provides some indication of the risks of investing in the Fund. There is no performance information for the Fund since the Fund has not completed one full calendar year of operation as of the date of this prospectus. Performance data current to the most recent month end may be obtained by calling 1-888-247-3841.